Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities			€ 428	€ 309
Depreciation expense, lease			362	405
Interest expense on lease liabilities	€ 17	€ 20	36	25
Expense relating to short-term leases			€ 175	€ 77
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total	92.16%		92.16%		93.00%